Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 37,601		$ 34,089	$ 23,921
Accumulated amortization and depreciation	(21,072)		(16,993)	(10,580)
Property and equipment, net	16,529	[1]	17,096	13,341
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment	11,495		9,739	5,612
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	2,440		2,176	1,645
Developed software
Property, Plant and Equipment [Line Items]
Property and equipment	15,064		13,930	11,470
Purchased software
Property, Plant and Equipment [Line Items]
Property and equipment	2,129		2,124
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,473		$ 6,120	$ 5,194

[1]	Unaudited